SHAREHOLDERS EQUITY (Details 2) - USD ($)		3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 14, 2020	Sep. 26, 2020	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Deferred Tax Impact on Conversion Feature			$ 11,233,284		$ 260	$ 11,009,989	$ 7,473,216
Convertible notes	$ 468,564	$ 32,744,770
Asset Acquisitions							41,154,986
Other Assets							343,678
Acquisition Costs							597,320
Farmacy Collective and The Source Santa Ana [Member]
Net Income (Loss)							596,288
Cash Contributions from Non-Controlling Members							0
Convertible notes							0
Asset Acquisitions							0
Fair Value of Warrants Issued for Debt							$ 0
Issuance of Equity for the Repayment of Notes Payable							0
Exercise of Warrants							$ 0
Other Assets							0
Acquisition Costs							0
Share-Based Compensation							0
Acquisition of Non-Controlling Interest							96,549
Redemption of LLC Redeemable Units							$ 0
Redemption of MedMen Crop Redeemable Shares							0
Shares issued and Redemption, End of the period							$ 0
Natures Cure, Inc. [Member]
Shares issued and Redeemable, Beginning of the period		6,779,627		$ 6,779,627	3,636,190	3,636,190
Net Income (Loss)				2,413,906		3,143,437	3,345,828
Equity Component on Debt and Debt Modification				$ 0		0
Cash Contributions from Non-Controlling Members						0	0
Convertible notes							0
Asset Acquisitions						0	0
Fair Value of Warrants Issued for Debt							$ 0
Issuance of Equity for the Repayment of Notes Payable							0
Exercise of Warrants							$ 0
Other Assets						0	0
Acquisition Costs						0	0
Share-Based Compensation						0	0
Acquisition of Non-Controlling Interest							0
Redemption of LLC Redeemable Units						0	0
Redemption of MedMen Crop Redeemable Shares				0
Shares issued and Redemption, End of the period			9,193,533	$ 9,193,533		6,779,627	3,636,190
LAX Fund 2 Group, L.L.C [Member]
Shares issued and Redeemable, Beginning of the period		(6,070,327)		(6,070,327)	(2,293,248)	(2,293,248)
Net Income (Loss)				(1,587,992)		(3,777,079)	(5,264,296)
Equity Component on Debt and Debt Modification				$ 0		0
Cash Contributions from Non-Controlling Members						0	0
Convertible notes							0
Asset Acquisitions						0	0
Fair Value of Warrants Issued for Debt							$ 0
Issuance of Equity for the Repayment of Notes Payable							0
Exercise of Warrants							$ 0
Other Assets						0	0
Acquisition Costs						0	0
Share-Based Compensation						0	0
Acquisition of Non-Controlling Interest							0
Redemption of LLC Redeemable Units						0	0
Redemption of MedMen Crop Redeemable Shares				0
Shares issued and Redemption, End of the period			(7,658,319)	$ (7,658,319)		(6,070,327)	(2,293,248)
Venice Caregivers Foundation, Inc. [Member]
Shares issued and Redeemable, Beginning of the period		(5,925,185)		(5,925,185)	207,343	207,343
Net Income (Loss)				(1,203,248)		(6,132,528)	(5,563,148)
Equity Component on Debt and Debt Modification				$ 0		0
Cash Contributions from Non-Controlling Members						0	0
Convertible notes							0
Asset Acquisitions						$ 0	0
Fair Value of Warrants Issued for Debt							$ 0
Issuance of Equity for the Repayment of Notes Payable							0
Exercise of Warrants							$ 0
Stock Grant for Compensation				0		0	0
Other Assets						$ 0	$ 0
Acquisition Costs						0	0
Share-Based Compensation							0
Acquisition of Non-Controlling Interest							0
Redemption of LLC Redeemable Units						$ 0	$ 0
Redemption of MedMen Crop Redeemable Shares				0		0	0
Shares issued and Redemption, End of the period			(7,128,433)	$ (7,128,433)		$ (5,925,185)	$ 207,343
Other Non-Controlling Interests, Total [Member]
Shares issued and Redeemable, Beginning of the period		(336,777,697)		(336,777,697)	(31,867,405)	(31,867,405)
Net Income (Loss)				(30,092,996)		(279,266,058)	(188,840,766)
Deferred Tax Impact on Conversion Feature				(1,210,052)
Equity Component on Debt and Debt Modification				$ 4,055,133		5,331,969
Cash Contributions from Non-Controlling Members						$ (310,633)	290,000
Convertible notes							3,802,381
Asset Acquisitions							41,154,986
Fair Value of Warrants Issued for Debt							$ 13,590,104
Issuance of Equity for the Repayment of Notes Payable							6,759,125
Exercise of Warrants							$ 8,521,268
Stock Grant for Compensation				0		35,157
Other Assets						$ 0	343,678
Acquisition Costs						0	597,320
Share-Based Compensation						1,492,073	12,845,773
Acquisition of Non-Controlling Interest							96,549
Redemption of LLC Redeemable Units						$ 0	$ (24,439,469)
Redemption of MedMen Crop Redeemable Shares				(48,580,443)		(32,192,800)	7,683,232
Shares issued and Redemption, End of the period			(412,606,055)	$ (412,606,055)		$ (336,777,697)	$ (31,867,405)
Other Non Controlling Interests [Member]
Shares issued and Redeemable, Beginning of the period		$ (331,561,812)		(331,561,812)	$ (33,417,690)	(33,417,690)
Net Income (Loss)				(29,715,662)		(272,499,888)	(181,955,438)
Deferred Tax Impact on Conversion Feature				(1,210,052)
Equity Component on Debt and Debt Modification				$ 4,055,133		5,331,969
Cash Contributions from Non-Controlling Members						$ (310,633)	290,000
Convertible notes							3,802,381
Asset Acquisitions							41,154,986
Fair Value of Warrants Issued for Debt							$ 13,590,104
Issuance of Equity for the Repayment of Notes Payable							6,759,125
Exercise of Warrants							$ 8,521,268
Stock Grant for Compensation				0		35,157
Other Assets						$ 0	343,678
Acquisition Costs						0	597,320
Share-Based Compensation						1,492,073	12,845,773
Acquisition of Non-Controlling Interest							0
Redemption of LLC Redeemable Units						$ 0	$ (24,439,469)
Redemption of MedMen Crop Redeemable Shares				(48,580,443)		(32,192,800)	7,683,232
Shares issued and Redemption, End of the period			$ (407,012,836)	$ (407,012,836)		$ (331,561,812)	$ (33,417,690)